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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [X]; Amendment Number:    1
                                              --------
This Amendment (Check only one.):   [X] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Highland Capital Management LP

Address:    13455 Noel Road
            Suite 800
            Dallas, Texas 75240



 Form 13F File Number: 28-10659


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     James D. Dondero
Title:    Principal
Phone:    972.628.4100


Signature, Place, and Date of Signing:

James D. Dondero                 Dallas, Texas                 May 15, 2007
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                     0

Form 13F Information Table Entry Total:               96

Form 13F Information Table Value Total:      $ 2,133,263
                                              ----------
                                              (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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
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                                                     FORM 13F INFORMATION TABLE

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                                                                                                                      COLUMN 8
COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7      VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
NAME OF            TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Alaska Air
  Group Inc.         Com         11659109           884      23210    SH                SOLE                  23210
Alexandria Real
  Estate
  Equities, Inc.     Com         15271109         18468     184000    SH                SOLE                 184000
AMR Corp             Com          1765106          8952     294000    SH                SOLE                 294000
Apache Corporation   Com          3741190           813      11500    SH                SOLE                  11500
Applebee's
  International,
  Inc.               Com            37899          7062     285000    SH                SOLE                 285000
Armstrong World
  Industries,
  Inc                Com         4247X102          6397     125800    SH                SOLE                 125800
Barr
  Pharmaceuticals
  Inc.               Com         68306109          4125      89000    SH                SOLE                  89000
Boston
  Properties,
  Inc.               Com        101121101         19254     164000    SH                SOLE                 164000
CBS Corp            CL B       124857202           3059     100000    SH                SOLE                 100000
Chesapeake Energy
   Corporation       Com        165159104          1029      33333    SH                SOLE                  33333
Clearwire
  Corporation       CL A        185385309         18525     905000    SH                SOLE                 905000
Conoco Phillips      Com        20825C104         10253     150000    SH                SOLE                 150000
Corus Bankshares,
   Inc.              Com       2208738103           153      52000    SH                SOLE                  52000
COVAD
  Communications
  Group              Com        222814204          2711    2135000    SH                SOLE                2135000
Crescent Real
  Estate Equities
  LP                 Com        225756105         12708     633495    SH                SOLE                 633495
CV Therapeutics,
  Inc.               Com        126667104         22481    2856500    SH                SOLE                2856500
Darling
  International,
  Inc.               Com        237266101          7881    1212520    SH                SOLE                1212520
Devon Energy
  Corporation        Com        25179m103         12245     176900    SH                SOLE                 176900
Diamond Offshore
  Drilling Inc       Com        25271C102         19282     238200    SH                SOLE                 238200
Dynegy Holdings
  Inc.               Com        26816Q101         22628    2443600    SH                SOLE                2443600
Embarq Corp          Com        29078E109           225       4000    SH                SOLE                   4000
EOG Resources,
  Inc                Com        26875p101           763      10700    SH                SOLE                  10700
Exelon
  Corporation        Com        30161n101         19871     289200    SH                SOLE                 289200
Ferro Corporation    Com        315405100          3838     177600    SH                SOLE                 177600
FIRST DATA CORP      Com        319963104          1076      40000    SH                SOLE                  40000
Florida Rock Inds    Com        341140101          2692      40000    SH                SOLE                  40000
Forest Oil
  Corporation        Com        346091705           834      25000    SH                SOLE                  25000
Geoeye Inc.          Com        37250W108          1172      65567    SH                SOLE                  65567
Granite
  Construction
  Inc                Com        387328107           249       4500    SH                SOLE                   4500
Graphic Packaging
  International
  Corp               Com        388688103         10844    2287810    SH                SOLE                2287810
Gray Television,
  Inc.               Com        389375106         47389    4547922    SH                SOLE                4547922
Gray Television,
  Inc.              CL A        389375205          1374     131472    SH                SOLE                 131472
Hess Corporation     Com        42809H107         19109     344500    SH                SOLE                 344500
Home Depot           Com        437076902          4776     130000    SH                SOLE                 130000
Horizon Offshore,
  Inc.               Com        44043J204         22448    1552406    SH                SOLE                1552406
Huntsman Corp.       Com        447011107         23269    1218900    SH                SOLE                1218900
ICO Global
  Communications     Com        44930K108         35387    9073490    SH                SOLE                9073490
ION Media Networks
  Inc               CL A         46205103         11600       1487    SH                SOLE            1487.161628
Kindred Health
  Care               Com        494580103         49576    1512400    SH                SOLE                1512400
Leap Wireless        Com           521863        309122    4685081    SH                SOLE                4685081
Loral Space &
  Communication      Com        543881106         59004    1159675    SH                SOLE            1159675.431
Louisiana Pacific
  Corp.              Com        546347105        144815    7219100    SH                SOLE                7219100
Marathon Oil Corp    Com        565849106          4526      45800    SH                SOLE                  45800
Mariner Energy,
   Inc.              Com        56845T305          1339      70000    SH                SOLE                  70000
Martin Marietta
  Materials, Inc.    Com        573284106          5273      39000    SH                SOLE                  39000
Meritage Homes
  Corp               Com        59001A102          7490     233200    SH                SOLE                 233200
Mirant
  Corporation        Com        60467R100        172965    4274974    SH                SOLE                4274974
Murphy Oil
  Corporation        Com        626717102         16063     300800    SH                SOLE                 300800
National
  Cinemedia Inc.     Com        653309107          1765      66093    SH                SOLE                  66093
NCI Building
  Systems, Inc       Com        628852105           382       8000    SH                SOLE                   8000
Newpark
  Resources, Inc.    Com        651718508          1527     216528    SH                SOLE                 216528
Noble Corporation    Com        655044105         29190     371000    SH                SOLE                 371000
NRG Energy, Inc.     Com        629377508        127237    1766200    SH                SOLE                1766200
Office Depot, Inc    Com        676220106          6866     195400    SH                SOLE                 195400
Omnicare Inc.        Com        681904108         38915     978500    SH                SOLE                 978500
Owens Corning        Com        690742101        228896    7184420    SH                SOLE                7184420
Packaging Corp
  of America         Com        695156109          6954     285000    SH                SOLE                 285000
Patterson
  Companies, Inc     Com        703395103           756      21300    SH                SOLE                  21300
Patterson-UTI
  Energy Inc         Com        703481101           673      30000    SH                SOLE                  30000
Penn National
  Gaming, Inc.       Com        707569109         21617     509600    SH                SOLE                 509600
Portland General
  Electric Co.       Com        736508847           371      12706    SH                SOLE                  12706
Prestige Brands
  Holdings Inc.      Com        74112D101          5119     432000    SH                SOLE                 432000
PRG-Schultz
  International      Com        69357C305           619       1025    SH                SOLE                   1025
Prospect Street
  High Income
  Portfolio          Com        743586406          2926     917275    SH                SOLE                 917275
Prospect Street
  Income Shares,
  Inc.               Com        743590101          1821     291400    SH                SOLE                 291400
Quest Diagnostics
  Inc.               Com        74834L100          4987     100000    SH                SOLE                 100000
R.H. Donnelley
  Corp.              Com        74955W307         18205     256800    SH                SOLE                 256800
Reliant Energy,
  Inc.               Com        75952B105         59475    2926900    SH                SOLE                2926900
Rinker Group
  Limited           SPNSRED     76687M101         12045     825000    SH                SOLE                 825000
                     ADR
Rotech Healthcare
  Inc.               Com        778669101          1110     649305    SH                SOLE                 649305
Rural/Metro
  Operating
  Company, LLC       Com        781748108          1702     225437    SH                SOLE                 225437
Shaw Group Inc.      Com        820280105          1663      53191    SH                SOLE                  53191
Shiloh
  Industries,
  Inc                Com        824543102          1565     138752    SH                SOLE                 138752
SL Green
  Realty Corp.       Com        78440X101         21674     158000    SH                SOLE                 158000
SLM Corp.            Com        78442P106         23109     565000    SH                SOLE                 565000
Smithfield Foods     Com        832248108          7577     253000    SH                SOLE                 253000
Star Gas
  Partners, L.P.   UNIT LTD     85512C105          3375     863200    SH                SOLE                 863200
                    PRTNR
Steel Dynamics,
  Inc.               Com        858119100           605      14000    SH                SOLE                  14000
Temple-Inland
  Inc.               Com        879868107         10156     170000    SH                SOLE                 170000
Tesoro Petroleum
   Corporation       Com        881609101          2661      26500    SH                SOLE                  26500
Teva
  Pharmaceutical     ADR        881624209         35690     953500    SH                SOLE                 953500
Texas Industries     Com        882491103          4758      63000    SH                SOLE                  63000
The Dow Chemical
  Company            Com        260543103          4586     100000    SH                SOLE                 100000
The ServiceMaster
  Company            Com        81760N109          5539     359911    SH                SOLE                 359911
Time Warner
  Cable, Inc.       CL A        88732J108         40296    1075417    SH                SOLE                1075417
TOWN SPORTS
  INTERNATIONAL,
  INC.               Com        89214A102          1602      73500    SH                SOLE                  73500
Triad Hospitals,
  Inc                Com        89579D109          5382     103000    SH                SOLE                 103000
Trico Marine
  Services           Com        896106200          3085      82800    SH                SOLE                  82800
United Parcel
  Service, Inc.     CL B        911319106          3014      43000    SH                SOLE                  43000
United Rentals,
  Inc.               Com        911363109         88809    3229400    SH                SOLE                3229400
US Airways
  Group, Inc.        Com        90341W108          8823     194000    SH                SOLE                 194000
Valero Energy
  Corp               Com        91913Y100          1935      30000    SH                SOLE                  30000
Walgreens Co         Com        931422109         33321     726100    SH                SOLE                 726100
Williams Cos Inc     Com        969457100         53371    1875300    SH                SOLE                1875300
Williams
  Partners LP        Com        96950F104         14061     294600    SH                SOLE                 294600
Wyndham Worldwide
  Corporation        Com        98310W108          7445     218000    SH                SOLE                 218000
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